Organization and Business Background (Details Textual)				1 Months Ended			12 Months Ended
	Nov. 14, 2015 USD ($)	Nov. 14, 2015 CNY (¥)	Dec. 01, 2011 USD ($) $ / shares shares	Sep. 25, 2013 USD ($)	Mar. 16, 2012 $ / shares shares	Nov. 30, 2011 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 $ / shares shares	Apr. 30, 2011 shares	Sep. 13, 2010 shares	Aug. 06, 2010 $ / shares shares
Organization And Business Background [Line Items]
Entity Incorporation, Date Of Incorporation							Mar. 27, 2008
Common stock, par or stated value per share (in dollars per share) | $ / shares							$ 0.001	$ 0.001
Common stock, shares issued							12,938,128	12,938,128
Hong Kong subsidiary [Member]
Organization And Business Background [Line Items]
Business Combination, Consideration Transferred	$ 195,312,500	¥ 1,250,000,000
Repurchase Program 2013 [Member]
Organization And Business Background [Line Items]
Stock Repurchase Program, Remaining Authorized Repurchase Amount | $							$ 1,431,918
Merger Agreement [Member]
Organization And Business Background [Line Items]
Common Stock Shares Receivable Pursuant To Merger											16,948,053
Common stock, par or stated value per share (in dollars per share) | $ / shares											$ 0.001
Amended and Restated Merger Agreement [Member]
Organization And Business Background [Line Items]
Total Number Of Common Stock Shares Received Pursuant To Merger										16,778,571
Common Stock Shares Received On Closing Of Merger										7,054,583
Remaining Common Stock Issued										9,723,988
Remaining Common Stock Issued Year One										2,944,767
Remaining Common Stock Issued Year Two										3,389,610
Remaining Common Stock Issued Year Three										3,389,611
Common stock, shares issued									7,486,845
Conversion of Stock, Shares Converted						2,615,732
Average Conversion Of Stock Shares Converted Price Per Share | $ / shares						$ 10.30
Share repurchases (in shares)			1,570,000
Share redeemed and cancelled | $			$ 11,800,000
Stock Repurchase Price Per Share | $ / shares			$ 7.5
Amended and Restated Merger Agreement [Member] | Repurchase Program 2011 [Member]
Organization And Business Background [Line Items]
Share redeemed and cancelled | $						$ 5,000,000
Amended and Restated Merger Agreement [Member] | Repurchase Program 2013 [Member]
Organization And Business Background [Line Items]
Share redeemed and cancelled | $				$ 5,000,000
Escrow Agreement [Member]
Organization And Business Background [Line Items]
Share redeemed and cancelled (in shares)					806,293
Stock Repurchased and Retired Period Price Per Shares | $ / shares					$ 0.01